INCOME TAX EXPENSE (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax [Abstract]
Disclosure Of Major Components Of Tax Expense (Income) [Table Text Block]

For the years ended December 31	2020	2019
Tax on profit
Current tax
Charge for the year	$1,122	$685
Adjustment in respect of prior years[1]	59	25
	$1,181	$710
Deferred tax
Origination and reversal of temporary differences in the current year	$263	$1,112
Adjustment in respect of prior years[1]	(112)	(39)
	$151	$1,073
Income tax expense	$1,332	$1,783
Tax expense related to continuing operations
Current
Canada	$14	$5
International	1,167	705
	$1,181	$710
Deferred
Canada	($6)	$—
International	157	1,073
	$151	$1,073
Income tax expense	$1,332	$1,783
1.Includes adjustments to equalize the difference between prior year's tax return and the year-end provision, as well as a current tax expense and a deferred tax recovery from the resolution of all outstanding disputes between Barrick and the GoT. Refer below for further details.

Reconciliation to Canadian statutory rate

Reconciliation to Canadian Statutory Rate
For the years ended December 31	2020	2019
At 26.5% statutory rate	$1,311	$1,684
Increase (decrease) due to:
Allowances and special tax deductions[1]	(151)	(129)
Impact of foreign tax rates[2]	(32)	(264)
Expenses not tax deductible	154	78
Impairment charges not recognized in deferred tax assets	—	45
Net currency translation (gains) losses on deferred tax balances	(19)	43
Tax impact from pass-through entities and equity accounted investments	(309)	(140)
Current year tax (gains) losses not recognized	(9)	8
Sale of 50% interest in Kalgoorlie	—	12
Recognition and de-recognition of deferred tax assets	(61)	4
Adjustments in respect of prior years	(53)	(13)
Increase to income tax related contingent liabilities	42	21
Impact of tax rate changes	1	(35)
Withholding taxes	100	54
Mining taxes	383	412
Tax impact of amounts recognized within accumulated OCI	(21)	—
Other items	(4)	3
Income tax expense	$1,332	$1,783
1We are able to claim certain allowances, incentives and tax deductions unique to extractive industries that result in a lower effective tax rate.
2We operate in multiple foreign tax jurisdictions that have tax rates different than the Canadian statutory rate